GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
BellOak, LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
May
12,
2023
Apr
13,
2023
Jun
12,
2023
Apr 28, 2023
May 8, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Aug 12, 2013
Jul 31, 2013
Jul 1, 2013
Jul 12, 2046
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
REO Status Report Page
12
REO Additional Detail Page
13
Historical Loan Modification Report Page
14
Bond/Collateral Realized Loss Reconciliation
Page
15
Historical Delinquency & Liquidation (Stated)
Page
16
Historical Liquidation Loss Loan Detail
Page
17
Interest Adjustment Reconciliation
Page
18
Appraisal Reduction Report Page
19
Loan Level Detail Page
20
Material Breaches and Document Defects
Page
22
Mortgage Loan Characteristics
Page
23
Delinquency Summary Report Page
27
Defeased Loan Detail
Page
28
Supplemental Information Page
29

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.20600%
A-2
2.81200%
Balance
66,860,000.00
72,740,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.98695%
149,690,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.87100%
135,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.97395%
420,255,000.00
331,426,529.71
64,175,963.15
1,097,561.11
65,273,524.26
0.00
267,250,566.56
A-AB
3.71900%
89,211,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.02545%
1,032,134,000.00
429,804,529.71
0.00
9,114.23
9,114.23
0.00
365,628,566.56
X-B
0.51795%
30,014,000.00
30,014,000.00
0.00
12,954.86
12,954.86
0.00
30,014,000.00
X-C
0.51795%
56,692,540.00
56,692,540.00
0.00
24,470.04
24,470.04
0.00
56,692,540.00
A-S*
4.00695%
98,378,000.00
98,378,000.00
0.00
328,496.65
328,496.65
0.00
98,378,000.00
100.00%
B*
4.00695%
88,374,000.00
88,374,000.00
0.00
295,092.03
295,092.03
0.00
88,374,000.00
100.00%
100.00%
C*
4.00695%
D
4.00695%
E
3.48900%
50,023,000.00
76,701,000.00
30,014,000.00
50,023,000.00
76,701,000.00
30,014,000.00
0.00
0.00
0.00
167,033.16
256,114.39
87,265.71
167,033.16
256,114.39
87,265.71
0.00
0.00
0.00
50,023,000.00
76,701,000.00
30,014,000.00
F
3.48900%
13,339,000.00
13,339,000.00
0.00
20,480.07
20,480.07
0.00
13,339,000.00
G
3.48900%
R
0.00000%
43,353,540.00
0.00
43,353,540.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,353,540.00
0.00
PEZ*
4.00695%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
1,333,938,540.00
731,609,069.71
64,175,963.15
2,298,582.25
66,474,545.40
0.00
667,433,106.56
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PAYMENT DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
4.00695%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
To
t
a
ls:
0
0
0
0
0
0.00
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
EXCHANGEABLE CERTIFICATE DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
36198EAA3
A-2
36198EAB1
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36198EAC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
36198EAD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
36198EAE5
0.78863197
152.70719718
2.61165509
155.31885227
0.00000000
0.63592478
A-AB
36198EAF2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
36198EAG0
0.41642319
0.00000000
0.00883047
0.00883047
0.00000000
0.35424525
X-B
36198EAH8
1.00000000
0.00000000
0.43162724
0.43162724
0.00000000
1.00000000
X-C
36198EAL9
1.00000000
0.00000000
0.43162716
0.43162716
0.00000000
1.00000000
A-S*
36198EAP0
1.00000000
0.00000000
3.33912719
3.33912719
0.00000000
1.00000000
B*
36198EAS4
1.00000000
0.00000000
3.33912719
3.33912719
0.00000000
1.00000000
C*
36198EAY1
D
36198EBB0
E
U0403RAH3
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
3.33912719
3.33912713
2.90750017
3.33912719
3.33912713
2.90750017
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
F
U0403RAJ9
1.00000000
0.00000000
1.53535269
1.53535269
0.00000000
1.00000000
G
U0403RAK6
R
36198EBP9
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
0.00000000
PEZ*
36198EAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
FACTOR DETAIL
23
GS Mortgage Securities Trust 2013-GC13
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
0
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
A-1 0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
A-5
331,426,529.71
959,132.77
63,216,830.38
0.00
267,250,566.56
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
98,378,000.00
0.00
0.00
0.00
98,378,000.00
0.00
B*
88,374,000.00
0.00
0.00
0.00
88,374,000.00
0.00
C*
50,023,000.00
0.00
0.00
0.00
50,023,000.00
0.00
D
76,701,000.00
0.00
0.00
0.00
76,701,000.00
0.00
E
30,014,000.00
0.00
0.00
0.00
30,014,000.00
0.00
F
13,339,000.00
G
43,353,540.00
0.00
0.00
0.00
0.00
0.00
0.00
13,339,000.00
43,353,540.00
0.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
731,609,069.71
959,132.77
63,216,830.38
0.00
667,433,106.56
0.00
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PRINCIPAL DETAIL
23
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GC13
May 20
May 2023
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfall
0.00
0.00
Premiums
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
1,097,561.11
0.00
0.00
0.00
0.00
1,097,561.11
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
9,114.23
0.00
0.00
0.00
0.00
9,114.23
0.00
X-B
12,954.86
0.00
0.00
0.00
0.00
12,954.86
0.00
X-C
24,470.04
0.00
0.00
0.00
0.00
24,470.04
0.00
A-S*
328,496.65
0.00
0.00
0.00
0.00
328,496.65
0.00
B*
295,092.03
0.00
0.00
0.00
0.00
295,092.03
0.00
C*
167,033.16
D 256,114.39
E
87,265.71
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
167,033.16
256,114.39
87,265.71
0.00
0.00
0.00
F
38,783.14
0.00
0.00
18,303.07
0.00
20,480.07
120,543.14
G 126,050.42
R
0.00
0.00
0.00
0.00
0.00
126,050.42
0.00
0.00
0.00
0.00
0.00
1,927,007.34
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,442,935.74
0.00
0.00
144,353.49
0.00
2,298,582.25
2,047,550.48
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
INTEREST DETAIL
23
GS Mortgage Securities Trust 2013-GC13
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
0
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Interest
Fees
Scheduled Interest
2,493,336.05
Master Servicing Fee
48,699.33
Interest Adjustments
0.00
Special Servicing Fee
22,501.82
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
670.64
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
304.84
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
725.50
Interest Collections
2,493,336.05
Other/Miscellaneous Fee
0.00
Fee Distributions
72,902.13
Principal
Other Expenses of the Trust
Scheduled Principal
Unscheduled Principal
Principal Adjustments
959,132.77
63,216,830.38
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
64,175,963.15
Net ASER Amount
121,851.67
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
0.00
0.00
121,851.67
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
2,298,582.25
Principal Distribution
64,175,963.15
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
66,474,545.40
Total Collections
66,669,299.20
Total Distributions
66,669,299.20
Funds Collection
Funds Distribution
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
611,461.18
Loan
P&I Advances
Interest
0.00
2,979,702.23
0
0.00
Total
0.00
3,591,163.41
0
0.00
0
0.00
Total
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt’l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date
Principal Balance
Disclosable Special Servicer Fees
Principal Distribution Amount:
64,175,963.15
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Controlling Class
Rebate
0.00
F
Other
0.00
Controlling Class Representative
Total
0.00
Raith Capital Management, LLC
Aggregate P&I Advances
P&I Advances With Respect To Each Mortgage Loan
731,609,070.50
667,433,107.35
50.03%
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
MISCELLANEOUS DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Starwood Mortgage Funding I LLC
2/13/2023
2/10/2023
1/27/2023
1541502
1541001
1682511
Repurchase/Replacement
Status
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Count
Balance
Count
Balance
Totals:
Totals:
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2013-GC13
023
GS Mortgage Securities T
rust, Commercial
Commercial Mortgage Pass
-
Through
i
Certificates, Series 2013-GC13
May 2
May 2023
Mortgage Pass-Through Certif cates, Series 2013-GC13

N/A
Balance of Excess Liquidation Proceeds Reserve Account
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2013-GC13
23
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GC13
May 2
0
May 2023
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

REO S
TA
TUS REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
300630020
NY
New
Y
ork
Mixed Use
16,000,000.00
16,000,000.00
01/25/2023
19,426,315.90
16,600,000.00
07/07/2022
12/31/2023
509,977.00
Count:
1
Totals:
16,000,000.00
16,000,000.00
19,426,315.90
16,600,000.00
509,977.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
300630002
6/6/2020
0.00
0.00
2.7200
0.0000
0.00
0.00
6/6/2025
9
300630006
6/15/2022
0.00
0.00
4.4918
0.0000
0.00
0.00
6/6/2023
9
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Beginning
Balance of the
Loan at
Loan ID
Period
Liquidation
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
May 2023
0
0.00
0.0%
0
0.00
0.0%
1
82,546,706.37
12.4%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
2.4%
9
63,374,571.33
9.5%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
1
82,790,329.35
1
1.3%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
2.2%
13
95,669,619.81
13.1%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
1
83,025,819.16
10.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
1.9%
7
165,929,324.54
20.0%
Feb 2023
0
0.00
0.0%
1
83,283,144.67
8.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
1.6%
6
66,779,129.15
6.7%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
2
99,517,259.13
9.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
2
99,750,720.22
9.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
2
99,991,091.14
9.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2022
0
0.00
0.0%
1
84,223,229.86
7.9%
1
16,000,000.00
1.5%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2022
1
84,462,324.52
7.9%
0
0.00
0.0%
1
16,000,000.00
1.5%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2022
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
1.5%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2022
0
0.00
0.0%
1
84,923,327.54
7.9%
2
85,877,454.36
8.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2022
1
85,160,531.22
7.9%
0
0.00
0.0%
2
86,020,315.76
8.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2022
0
0.00
0.0%
0
0.00
0.0%
2
86,153,923.88
8.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2022
0
0.00
0.0%
0
0.00
0.0%
3
171,921,105.34
15.8%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2022
0
0.00
0.0%
1
85,852,928.90
7.9%
2
86,428,301.13
7.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Current Beginning
Scheduled Balance
Net Proceeds Received
Most Recent Value **
on Liquidation
Net Proceeds Available
Liquidation Expense
for Distribution
Realized Loss to Trust
Liquidation /
Prepayment
Code *
Liquidation
Loan ID
Month
Count:
Totals:
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
17,247.99
1,753.83
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
1
10,099.15
0.00
0.00
0.00
1
1,752.52
0.00
82,546,706.37
84,002,589.92
16,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
300630003
300630004
300630020
182,549,296.29
Count:
Totals:
3
22,501.82
0.00
0.00
121,851.67
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
144,353.49
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
12/06/2022
300630002
300630003
300630020
04/06/2023
1
1/06/2022
09/06/2021
0.00
41,546,847.71
3,439,762.79
04/07/2023
83,000,000.00
50,000,000.00
16,600,000.00
08/23/2021
10/26/2022
07/07/2022
0.00
1
10,099.15
1
1,752.52
63,079.78
1,351,158.89
312,571.24
Count:
3
Totals:
44,986,610.50
149,600,000.00
121,851.67
1,726,809.91

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
12/31/22
12/31/22
12/31/21
12/31/22
506,625.00
256,025.72
467,846.79
570,524.40
272,618.77
05/06/23
04/06/23
1
1/06/22
05/06/23
05/06/23
0.00
0
506,625.00
0.00
B
256,025.72
0.00
6
224,223.81
0.00
0
388,899.50
0.00
0
272,618.77
150,000,000.00 4.053
1
12,952,523.83 2.720
82,546,706.37 3.250
84,002,589.92 5.544
72,831,862.83 4.492
0.00
2.37
0.00
1.69
0.00
1.31
0.00
1.34
0.00
0.00
169,1
19.43
05/06/23
0.00
0
101,262.45
0.00
4.100
0.00
0.00
108,786.96
0.00
0.00
0.00
0.00
0.00
10/06/17
29,569,932.21
05/05/23
02/06/23
03/06/23
08/25/21
0.00
05/06/23
0.00
0
61,960.03
17,943,019.67
4.133
0.00
2.64
12/31/22
56,000.00
04/06/23
04/06/23
02/06/23
0.00
09/06/21
0.00
6
56,000.00
16,000,000.00
4.200
0.00
1.30
12/31/19
Office
Retail
Retail
Office
Other
Office
Multifamily
Office
Retail
Industrial
Office
Multifamily
Multifamily
Retail
Mixed Use
Mixed Use
Retail
12/31/22
76,822.31
64,409.65
04/06/23
0.00
0.00
05/06/23
05/06/23
0.00
0 49,399.38
0.00
0 37,687.79
1
1,813,034.59 5.007
10,466,398.16 4.310
0.00
1.54
0.00
0.00
60,020.45
52,505.49
43,581.88
05/06/23
05/06/23
05/06/23
0.00
0
35,531.65
0.00
0
31,073.91
0.00
0
24,763.64
9,688,034.98 4.390
0.00
4.388
7,197,395.59
4.
1
18
0.00
1.52
0.00
3.71
0.00
3.38
12/31/22
12/31/22
12/31/22
32,672.50
04/06/18
0.00
8,476,448.26
05/04/23
0.00
02/06/23
04/06/23
03/06/23
04/06/23
02/06/23
04/06/23
0.00
05/06/23
0.00
0
15,778.07
4,386,288.66
4.300
0.00
0.00
12/31/21
25,155.85
24,697.48
25,615.85
24,496.14
03/30/23
0.00
4,074,876.27
05/05/23
4,067,853.18
05/04/23
0.00
05/06/23
05/06/23
05/06/23
05/06/23
0.00
0
14,365.82
0.00
0
13,959.18
0.00
0
15,685.87
0.00
0
14,312.13
4,143,181.21
4.150
0.00
4.100
0.00
4.616
3,983,898.98
4.300
0.00
2.30
0.00
0.00
0.00
2.54
0.00
0.89
12/31/22
12/31/22
25,140.34
03/06/23
03/06/23
0.00
05/06/23
0.00
0
12,639.1
1
3,320,889.10
4.550
0.00
0.00
19,585.79
02/06/23
04/06/23
0.00
05/06/23
0.00
0
1
1,921.91
3,109,175.07
4.590
0.00
2.71
12/31/22
300630001
300630002
300630003
300630004
300630006
300630007
300630008
300630009
300630010
300630014
300630015
300630017
300630018
300630019
300630020
300630021
300630023
300630025
300630026
300630027
300630030
300630034
300630037
300630038
300630039
300630040
300630043
300630044
300630045
300630046
300630047
300630048
300630049
300630050
300630051
300630052
300630053
300630054
300630055
300630056
300630057
Mixed Use
Multifamily
Multifamily
Other
Self Storage
Mixed Use
Multifamily
Multifamily
Mixed Use
Multifamily
Mobile Home
Multifamily
Retail
Self Storage
Self Storage
Retail
Mixed Use
Retail
Retail
Retail
Multifamily
Multifamily
Multifamily
NY
06/16/20
KY
10/06/20
MN
05/03/23
VA
01/12/21
NY
TX
OH
AZ
LA
P
A
VT
IL
ID
XX
05/18/20
NY
NY
CA
MI
MI
MI
TX
NC
TN
CA
NC
P
A
NY
P
A
OH
TX
IL
GA
NC
TX
MI
NC
FL
WI
P
A
MI
NC
06/06/23
N
06/06/25
N
04/06/23
N
07/06/23
N
06/06/23
N
04/06/18
05/06/23
N
05/06/23
06/06/23
07/06/23
06/06/23
N
04/06/23
07/06/23
05/06/23
06/06/20
N
07/06/23
07/06/23
N
06/06/23
N
07/06/18
06/06/23
N
06/06/23
N
06/06/23
N
05/06/23
07/06/23
06/06/23
07/06/23
05/06/23
07/06/23
06/06/23
N
06/06/23
06/06/23
N
05/06/23
N
07/06/23
N
06/06/23
N
06/06/23
06/06/23
06/06/23
N
04/06/23
07/06/23
06/06/23
N
07/06/23
04/06/23

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
17,625.21
12,864.46
12,076.84
1
1,551.76
05/06/23
05/06/23
05/06/23
05/06/23
0.00
0
9,523.36
0.00
0
5,817.52
0.00
0
5,461.34
0.00
0
5,223.89
2,254,875.77
5.050
0.00
3.950
0.00
3.950
0.00
3.950
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,714.26
05/06/23
0.00
0
1
1,616.85
0.00
4.720
0.00
2.13
12/31/22
12/31/22
14,461.20
21,483.65
12,384.69
59,810.1
1
05/06/23
05/06/23
05/06/23
05/06/23
0.00
0
9,729.05
0.00
0 12,881.41
0.00
0
7,425.75
0.00
0
39,
1
13.72
2,339,617.39 4.980
3,441,774.94 4.480
1,984,082.42 4.480
0.00
5.153
0.00
1.24
0.00
0.00
0.00
0.00
0.00
1.50
12/31/22
43,255.32
45,510.81
05/06/23
05/06/23
0.00
0 26,140.76
0.00
0 27,368.45
6,896,905.02 4.537
7,307,787.01 4.483
0.00
2.65
0.00
1.57
12/31/22
12/31/21
12/31/22
300630059
300630060
300630062
300630065
300630066
300630067
304100977
304100986
340100966
340100967
340100969
340100970
340100971
340100972
4170001
14
4170001
17
695100143
695100152
695100153
695100154
695100155
695100157
695100158
695100159
695100160
695100161
Multifamily
Retail
Multifamily
Self Storage
Self Storage
Self Storage
Office
Self Storage
Multifamily
Self Storage
Self Storage
Retail
Self Storage
Self Storage
Retail
Multifamily
Other
Retail
Retail
Multifamily
Mobile Home
Mobile Home
Multifamily
Multifamily
Multifamily
Office
P
A
07/06/23
MD 04/06/23
TX
06/06/23
N
FL
05/06/23
N
FL
05/06/23
N
FL
05/06/23
N
NY
06/06/23
OK
07/06/23
N
TX
04/06/23
AZ
06/06/23
TX
06/06/23
FL
06/06/23
N
LA
06/06/23
N
LA
06/06/23
N
TN
07/06/23
N
NV
07/06/23
OR
06/06/23
TX
06/06/23
NC
06/06/23
N
LA
07/06/23
N
IL
07/06/23
AZ
07/06/23
N
KY
07/06/23
N
IL
07/06/23
N
TX
07/06/23
N
TX
07/06/23
N
47,592.59
53,376.79
71,042.13
1
13,506.04
14,962.16
04/06/23
04/06/23
0.00
1,760,300.60
05/05/23
1,652,527.09
05/05/23
1,580,678.03
05/05/23
03/06/23
2,946,340.23
05/05/23
02/06/23
07/15/16
04/06/23
0.00
0.00
0.00
9,087,874.51
04/26/23
07/02/21
03/06/23
03/06/23
0.00
0.00
04/06/23
0.00
0.00
0.00
0.00
0.00
05/06/23
05/06/23
05/06/23
05/06/23
05/06/23
0.00
0
29,022.64
0.00
0
32,298.89
0.00
0
43,618.34
0.00
0
73,651.71
0.00
0
9,708.63
7,577,321.56 4.585
8,538,697.46 4.528
1
1,262,914.05 4.636
18,946,623.40 4.655
2,497,509.37
4.655
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.59
0.00
2.63
12/31/22
Count:
67
Totals:
667,433,107.35
3,452,468.82
63,216,830.38
0.00
2,493,336.05
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

70M
to
74.9M
80M
to
84.9M
10M
to
14.9M
0M
to
4.9M
5M
to
9.9M
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Count
0M
to
4.9M
10
5M
to
9.9M
6
10M
to
14.9M
3
15M
to
19.9M
3
70M
to
74.9M
1
80M
to
84.9M
2
110M
to
114.9M
1
150M
to
154.9M
1
Total
27
$150,000,000.00
22.47%
$667,433,107.35
100.00%
4
$72,831,862.83
10.91%
12
$166,549,296.29
24.95%
$1
12,952,523.83
16.92%
8
$33,542,346.80
5.03%
16
$52,889,643.07
7.92%
Balance ($)
%
24
$31,461,292.91
4.71%
$47,206,141.62
7.07%
20
Remaining Principal Balance
28
0
150M
to
154.9M
15M
to
19.9M
110M
to
114.9M
2.500%
-
2.740%
3.250%
-
3.490%
4.000%
-
4.240%
4.250%
-
4.490%
4.500%
-
4.740%
4.750%
-
4.990%
5.000% - 5.240%
5.500% - 5.740%
0
Total Weighted Average Rate: 4.07%
4
Total
27
$667,433,107.35
100.00%
8
2
$14,067,910.36
2.
1
1%
12
1
$84,002,589.92
12.59%
8
$62,150,035.03
9.31%
16
1
$2,339,617.39
0.35%
5
$195,283,596.47
29.26%
20
8
$1
14,090,127.98
17.09%
28
Count
Balance ($)
%
1
$1
12,952,523.83
16.92%
24
1
$82,546,706.37
12.37%
Gross Rate
32
2.500% -
2.740%
3.250% -
3.490%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4 750%
. -
4.990%
5.000% -
5.240%
5.500% -
5.740%

OHIO
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Count
Balance ($)
%
NEW YORK
KENTUCKY
VIRGINIA
MINNESOTA
TEXAS
MICHIGAN
VERMONT
ILLINOIS
NORTH CAROLINA
LOUISIANA
CALIFORNIA
ARIZONA
3
$238,831,862.83
35.78%
2
$121,491,221.29
18.20%
1
$84,002,589.92
12.59%
1
$82,546,706.37
12.37%
4
$27,682,907.52
4.15%
3
$23,263,608.21
3.49%
1
$17,943,019.67
2.69%
2
$15,406,095.26
2.31%
2
$14,094,300.61
2.
1
1%
3
$12,733,644.37
1.91%
1
$
1
1,813,034.59
1.77%
1
$7,577,321.56
1.14%
FLORIDA
OHIO
Total
Geographic Distribution by State
2
$5,660,506.49
0.85%
10
1
$4,386,288.66
0.66%
27
$667,433,107.35
100.00%
5
15
20
25
30
35
40
0
NEW YORK
KENTUCKY
VIRGINIA
MINNESOTA
TEXAS
MICHIGAN
VERMONT
ILLINOIS
NORTH CAROLINA
LOUISIANA
CALIFORNIA
ARIZONA
FLORIDA
Count
Balance ($)
%
Mixed Use
Mobile
Home
Park
Multifamily
Office
Other
Retail
Self Storage
1
$16,000,000.00
2.44%
2
$
1
1,963,610.22
1.82%
7
$61,108,107.74
9.30%
4
$254,443,
1
18.96
38.73%
2
$80,029,258.42
12.18%
8
$227,996,756.49
34.70%
2
$5,425,857.36
0.83%
Total
26
$656,966,709.19
100.00%
Property
T
ype
Office
38.7
Other
12.2
Retail
34.7
M xed Use
Self
S
0
.
t
8
i
M
2
o
.
4
bil
e
1
H
.
8
ome Pa
M
rk
ultifamily
9.3
orage
Mixed Use
2.4%
Mobile Home Park
1.8%
Multifamily
9.3%
Office
38.7%
Other
12.2%
Retail 34.7% Self
Storage
0.8%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
117 -
119
120 -
122
Seasoning
Months
10
20
Total Weighted Average Seasoning:
119
30
Total
27
$667,433,107.35
100.00%
40
2
$195,499,230.20
29.29%
50
Count
Balance ($)
%
60
25
$471,933,877.15
70.71%
70
80
0
117 -
119
120 -
122
0 -
2
27
Total
27
Total Weighted Average Remaining Months:
1
20
40
$667,433,107.35
100.00%
$667,433,107.35
100.00%
60
Months
Count
Balance
($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
Not Avail.
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
0.500
-
0.990
1.000
-
1.490
1.500
-
1.990
2.000
-
2.490
2.500 - 2.990
3.000 - 3.490
Not Avail.
9
Total
27
Total Weighted Average DSCR:
1.67
$53,233,242.12
7.98%
0
$667,433,107.35
100.00%
1
$7,197,395.59
1.08%
4
4
$176,196,700.69
26.40%
16
5
$169,400,216.80
25.38%
12
1
$4,143,181.21
0.62%
5
$180,446,609.13
27.04%
8
Count
Balance ($)
%
20
2
$76,815,761.81
1
1.51%
24
DSCR
28
.
-
.
0 500
0 990
Amortizing Balloon
43.73%
IO Maturity Balloon
24.87%
IO/Amortizing/Balloon
31.40%
Amortizing Balloon
43.73%
IO Maturity Balloon
24.87%
IO/Amortizing/Balloon 31.40%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
20
$291,864,970.53
43.73%
IO Maturity Balloon
IO/Amortizing/Balloon
Total
2
$166,000,000.00
24.87%
5
$209,568,136.82
31.40%
27
$667,433,107.35
100.00%
Amortization
T
ype

Delinquency Summary Report
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Current
25
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
568,886,400.98
0.00
85.23% 0.00%
568,886,400.96
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
25
0
568,886,400.98
0.00
85.23%
0.00%
568,886,400.96
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
82,546,706.37
12.37%
83,991,091.14
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,000,000.00
2.40%
16,000,000.00
2
98,546,706.37
14.77%
99,991,091.14
651,433,107.35
97.60%
652,877,492.10
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,000,000.00
2.40%
16,000,000.00
27
667,433,107.35
100.00%
668,877,492.10
Group 0
121 + days
TOTAL
Current
1
26
121
+
days
Current
85.2%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
14.8%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

DEFEASED LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Current Ending
Scheduled
Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
10,466,398.16
06/06/2023
4.31
F
300630025
4,386,288.66
06/06/2023
4.30
F
300630045
3,320,889.10
06/06/2023
4.55
F
300630053
2,254,875.77
06/06/2023
5.05
F
300630062
3,441,774.94
06/06/2023
4.48
F
340100971
1,984,082.42
06/06/2023
4.48
F
340100972
7,577,321.56
07/06/2023
4.59
F
695100157
8,538,697.46
07/06/2023
4.53
F
695100158
1
1,262,914.05
07/06/2023
4.64
F
695100159
Count:
9
Totals:
53,233,242.12
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
May 2023
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.